UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21328
______________________________________________

SMA Relationship Trust
______________________________________________________________________________
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114
______________________________________________________________________________
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management Inc. 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Bruce Leto, Esq. Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2007

Item 1. Schedule of Investments

SMA Relationship Trust — Series T — Portfolio of investments
September 30, 2007 (unaudited)

	Shares	Value

Investment companies — 99.32%
UBS Corporate Bond Relationship Fund(1)	15,665,816	$189,481,178
UBS Opportunistic Emerging Markets Debt Relationship Fund(1)	720,057	8,606,264
UBS Opportunistic High Yield Relationship Fund(1)	2,728,514	36,200,285
UBS U.S. Securitized Mortgage Relationship Fund(1)	29,164,091	366,423,466

Total investment companies (cost $570,779,317)		600,711,193

Short-term investment — 6.90%
JPMorgan Liquid Assets Money Market Fund, 5.05%(2) (cost $41,703,089)	41,703,089	41,703,089

Total investments — 106.22% (cost $612,482,406)		642,414,282
Liabilities, in excess of cash and other assets — (6.22)%		(37,596,383)

Net assets — 100.00%		$604,817,899

Notes to portfolio of investments
Aggregate cost for federal income tax purposes, which was the same for book purposes, was $612,482,406; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$29,931,876
Gross unrealized depreciation	—

Net unrealized appreciation	$29,931,876

(1)	Investment in affiliated mutual fund.
(2)	The rate shown reflects the yield at September 30, 2007.

SMA Relationship Trust — Series M — Portfolio of investments
September 30, 2007 (unaudited)

	Face
	amount	Value

Long-term municipal bonds — 85.10%
Arizona — 1.24%
Salt River Project Agricultural Improvement & Power District Revenue Bonds,
Series A, 5.000%, due 01/01/14	$5,105,000	$5,484,250
Series A, 5.125%, due 01/01/27	3,465,000	3,619,574

		9,103,824

California — 12.17%
California Statewide Communities Development Authority Revenue Bonds,
Series E, 3.875%, due 04/01/32(1)	5,000,000	5,017,200
City of La Mesa General Obligation Bonds,
Series A, AMBAC, 5.250%, due 08/01/34	3,350,000	3,528,957
Long Beach Unified School District General Obligation Bonds,
Series F, MBIA, 5.250%, due 08/01/23	1,920,000	2,045,875
Los Angeles Department of Water & Power Revenue Bonds,
Series A, 5.000%, due 07/01/30	8,000,000	8,216,720
Sacramento County Sanitation District Financing Authority Revenue Bonds,
AMBAC, 5.000%, due 12/01/27	8,045,000	8,297,533
San Jose Unified School District, Santa Clara County General Obligation Bonds,
Series B, FGIC, 5.000%, due 08/01/24	4,295,000	4,498,927
State of California General Obligation Bonds,
5.000%, due 08/01/18	34,750,000	37,166,167
Series 2, 5.000%, due 09/01/27	10,000,000	10,304,600
5.000%, due 06/01/32	10,000,000	10,196,100

		89,272,079

Colorado — 0.93%
Colorado Health Facilities Authority Revenue Bonds,
Series E, 5.125%, due 11/15/25(1)	6,650,000	6,817,780

Connecticut — 0.98%
Connecticut State Health & Educational Facility Authority Revenue Bonds,
Series Z-1, 5.000%, due 07/01/42	6,950,000	7,203,883

Florida — 1.01%
Florida State Board of Education General Obligation Bonds,
Series E, FSA-CR, 5.625%, due 06/01/10(2)	7,000,000	7,432,740

Illinois — 3.57%
Chicago Metropolitan Water Reclamation District - Greater Chicago General Obligation Bonds,
5.000%, due 12/01/18	11,770,000	12,648,042
Chicago O’Hare International Airport Revenue Bonds,
Series B, MBIA, 5.250%, due 01/01/18	10,000,000	10,954,500
Will County Community School District No. 161 General Obligation Bonds,
FGIC, 3.886%, due 01/01/12(2),(3)	1,145,000	974,601
FGIC, 3.886%, due 01/01/12(3)	1,915,000	1,629,320

		26,206,463

Indiana — 0.97%
Indiana Health & Educational Facilities Financing Authority Hospital Revenue Bonds,
Series B, 5.000%, due 02/15/17	2,000,000	2,077,280
Series B, 5.000%, due 02/15/30	5,075,000	5,047,646

		7,124,926

SMA Relationship Trust — Series M — Portfolio of investments
September 30, 2007 (unaudited)

	Face
	amount	Value

Maryland — 3.05%
State of Maryland General Obligation Bonds
Series A, 5.250%, due 02/15/10	$21,475,000	$22,345,382

Massachusetts — 3.78%
City of Boston General Obligation Bonds
Series B, State Aid Withholding, 5.000%, due 03/01/18	10,545,000	11,441,852
Massachusetts State General Obligation Bonds,
Series E, FGIC, 5.250%, due 01/01/13(2)	5,000,000	5,384,300
Series E, FSA, 5.250%, due 01/01/13(2)	3,460,000	3,725,936
Massachusetts State Water Pollution Abatement Revenue Bonds,
Series A, 5.250%, due 08/01/19	6,495,000	7,198,798

		27,750,886

Michigan — 1.94%
Birmingham City School District General Obligation Bonds,
5.000%, due 11/01/28	2,000,000	2,072,340
Detroit City School District General Obligation Bonds,
Series A, FSA, Q-SBLF, 5.000%, due 05/01/15	5,000,000	5,396,750
Michigan Municipal Bond Authority Revenue Bonds,
FSA, 5.000%, due 06/01/15	6,290,000	6,749,988

		14,219,078

Nevada — 3.04%
Clark County General Obligation Bonds,
AMBAC, 5.000%, due 11/01/21	5,235,000	5,540,462
Clark County School District General Obligation Bonds,
Series B, AMBAC, 5.000%, due 06/15/19	9,250,000	9,907,120
Series C, FGIC, 5.375%, due 06/15/13	6,280,000	6,808,211

		22,255,793

New Jersey — 4.74%
New Jersey Economic Development Authority Revenue Bonds,
5.375%, due 06/15/14	1,240,000	1,302,918
New Jersey State Transportation Trust Fund Authority Revenue Bonds,
Series A, FGIC, 5.250%, due 06/15/14(2)	10,000,000	10,938,300
Series C, FGIC, 5.250%, due 06/15/15(2)	6,305,000	6,942,372
Series A, 5.250%, due 12/15/20	10,000,000	11,013,100
Series A, 5.500%, due 12/15/21	4,070,000	4,585,099

		34,781,789

New York — 17.45%
Long Island Power Authority Electric System Revenue Bonds,
Series E, 5.000%, due 12/01/17	14,000,000	15,077,860
Metropolitan Transportation Authority Revenue Bonds,
Series A, 5.000%, due 11/15/25	10,000,000	10,446,600
Series A, FSA, 5.000%, due 11/15/30	7,690,000	7,888,786
Series F, 5.000%, due 11/15/30	2,420,000	2,499,836
New York City General Obligation Bonds,
Series O, 5.000%, due 06/01/16	6,110,000	6,541,733
Series C, 5.000%, due 01/01/21	9,040,000	9,497,334
Series A, 5.000%, due 08/01/22	18,395,000	19,208,795
Series P, 5.000%, due 08/01/22	8,765,000	9,115,951
Series A, 5.000%, due 08/01/25	12,605,000	13,050,461
New York City Municipal Water Finance Authority Revenue Bonds,
Series E, FSA-CR, 5.000%, due 06/15/26	7,475,000	7,711,957
Series B, 5.125%, due 06/15/31	5,000,000	5,183,300

SMA Relationship Trust — Series M — Portfolio of investments
September 30, 2007 (unaudited)

	Face
	amount	Value

New York State Environmental Facilities Corp. Revenue Bonds,
Series I, 5.000%, due 06/15/33	$5,095,000	$5,226,909
Triborough Bridge & Tunnel Authority Revenue Bonds,
Series B, 5.000%, due 11/15/32	10,000,000	10,274,800
AMBAC, 5.125%, due 11/15/26	5,000,000	5,264,000
5.250%, due 11/15/30	1,000,000	1,043,000

		128,031,322

North Carolina — 2.89%
North Carolina Eastern Municipal Power Agency Power Systems Revenue Bonds,
Series A, AMBAC, 5.000%, due 01/01/16	5,800,000	6,237,958
Series A, 6.400%, due 01/01/21(2)	1,000,000	1,187,440
North Carolina Medical Care Commission Health Care Facilities Revenue Bonds,
5.000%, due 11/01/34	7,000,000	7,071,050
State of North Carolina General Obligation Bonds,
Series A, 4.000%, due 03/01/24	7,000,000	6,730,290

		21,226,738

Ohio — 1.06%
Hamilton County Ohio Sales Tax Revenue Bonds,
Series A, AMBAC, 5.000%, due 12/01/17	7,175,000	7,739,385

Pennsylvania — 1.18%
Cumberland County Municipal Authority Revenue Bonds,
Series A, 7.250%, due 01/01/13(2)	7,360,000	8,635,120

Puerto Rico — 3.67%
Government Development Bank for Puerto Rico Revenue Bonds,
Series B, 5.000%, due 12/01/08	6,850,000	6,958,230
Puerto Rico Highway & Transportation Authority Revenue Bonds,
Series N, 5.500%, due 07/01/23	3,320,000	3,675,738
University of Puerto Rico Revenue Bonds,
Series P, 5.000%, due 06/01/20	15,790,000	16,316,439

		26,950,407

South Carolina — 2.31%
Greenville County School District Installment Revenue Bonds,
5.000%, due 12/01/28	16,510,000	16,949,331

Texas — 15.54%
Boerne Independent School District General Obligation Bonds,
PSF-GTD, 5.000%, due 02/01/35	6,000,000	6,109,320
City of Brownsville General Obligation Bonds,
AMBAC, 5.189%, due 02/15/11(3),(4)	2,785,000	2,267,770
City of San Antonio General Obligation Bonds,
FSA, 4.750%, due 02/01/23	2,640,000	2,683,401
City of Waco General Obligation Bonds,
MBIA, 5.000%, due 02/01/35	4,345,000	4,430,336
Lamar Consolidated Independent School District General Obligation Bonds,
PSF-GTD, 5.000%, due 02/15/18	10,285,000	10,915,368
North East Independent School District General Obligation Bonds,
Series A, PSF-GTD, 5.000%, due 08/01/27	10,000,000	10,465,800
Northside Independent School District General Obligation Bonds,
Series A, PSF-GTD, 5.000%, due 02/15/32	3,700,000	3,760,865
San Antonio Electric & Gas Systems Revenue Bonds,
5.000%, due 02/01/19	30,000,000	31,615,500
San Antonio Independent School District General Obligation Bonds,
PSF-GTD, 5.800%, due 08/15/09(2)	25,000,000	26,032,000

SMA Relationship Trust — Series M — Portfolio of investments
September 30, 2007 (unaudited)

	Face
	amount	Value

Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds,
Series A, 5.000%, due 02/15/22	$10,000,000	$10,224,900
University of Texas Revenue Bonds,
Series A, 5.250%, due 08/15/18	5,000,000	5,528,200

		114,033,460

Washington — 3.58%
Energy Northwest Washington Electric Revenue Bonds,
Series A, 5.000%, due 07/01/18	12,180,000	13,078,884
State of Washington General Obligation Bonds,
Series B, FSA, 5.000%, due 07/01/29	12,720,000	13,182,372

		26,261,256

Total long-term municipal bonds
(cost $623,920,150)		624,341,642

Short-term investments — 13.40%
Municipal notes — 10.68%
Alaska — 0.48%
Valdez Alaska Marine Terminal Revenue,
Series A, 3.93%, due 10/01/07(5)	3,500,000	3,500,000

Colorado — 0.41%
Pitkin County Industrial Development Revenue,
Series A, 4.04%, due 10/01/07(5)	3,000,000	3,000,000

Delaware — 0.04%
University of Delaware Revenue,
Series B, 4.00%, due 10/01/07(5)	300,000	300,000

Florida — 2.01%
Brevard County Health Facilities Authority Revenue,
4.02%, due 10/01/07(5)	4,215,000	4,215,000
Pinellas County Health Facility Authority Revenue,
AMBAC, 4.03%, due 10/01/07(5)	10,500,000	10,500,000

		14,715,000

Georgia — 0.05%
Athens-Clarke County Unified Government Development Authority Revenue,
4.02%, due 10/01/07(5)	400,000	400,000

Kansas — 0.35%
Kansas Development Finance Authority Revenue,
Series D, 4.04%, due 10/01/07(5)	2,550,000	2,550,000

Kentucky — 0.23%
Christian County Association of Leasing Trust Revenue,
Series A, 4.04%, due 10/01/07(5)	1,700,000	1,700,000

Mississippi — 0.07%
Jackson County Port Facility Revenue,
4.10%, due 10/01/07(5)	500,000	500,000

SMA Relationship Trust — Series M — Portfolio of investments
September 30, 2007 (unaudited)

	Face
	amount	Value

North Carolina — 1.93%
Charlotte-Mecklenburg Hospital Authority Health Care System Revenue,
Series B, 4.00%, due 10/01/07(5)	$700,000	$700,000
Mecklenburg County Certificates of Participation,
Series A, 4.00%, due 10/01/07(5)	13,470,000	13,470,000

		14,170,000

Texas — 0.23%
Bell County Health Facility Development Corp. Revenue,
Series 2, MBIA, 4.04%, due 10/01/07(5)	1,700,000	1,700,000

Utah — 4.88%
Weber County Hospital Revenue,
Series C, 4.04%, due 10/01/07(5)	35,800,000	35,800,000

Total municipal notes
(cost $78,335,000)		78,335,000

Tax-exempt commercial paper — 2.72%
Florida — 1.36%
Florida Local Government Finance Commission,
3.65%, due 10/15/07	10,000,000	10,000,000

Puerto Rico — 1.36%
Government Development Bank for Puerto Rico,
4.25%, due 10/11/07	10,000,000	10,000,865

Total tax-exempt commercial paper
(cost $20,000,000)		20,000,865

	Shares

Money market fund — 0.00%(6)
JPMorgan Tax Free Money Market Fund, 3.29%(7)
(cost $14,186)	14,186	14,186

Total short-term investments
(cost $98,349,186)		98,350,051

Total investments — 98.50%
(cost $722,269,336)		722,691,693
Cash and other assets, less liabilities — 1.50%		11,005,328

Net assets — 100.00%		$733,697,021

SMA Relationship Trust — Series M — Portfolio of investments
September 30, 2007 (unaudited)

Notes to portfolio of investments
Aggregate cost for federal income tax purposes, which was the same for book purposes, was $722,269,336; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$3,972,140
Gross unrealized depreciation	(3,549,783)

Net unrealized appreciation	$422,357

(1)	Floating rate security — The interest rate shown is the current rate as of September 30, 2007.
(2)	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date or the date of the prerefunded call.
(3)	Rate shown reflects annualized yield at September 30, 2007 on zero coupon bond.
(4)	This security was delivered to cover margin requirements for futures contracts.
(5)	Variable rate demand notes are payable on demand. The maturity dates shown are the next interest rate reset dates. The interest rates shown are the current rates as of September 30, 2007.
(6)	Amount represents less than 0.005%.
(7)	The rate shown reflects the yield at September 30, 2007.

AMBAC	American Municipal Bond Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance
FSA-CR	Financial Security Assurance Custodial Receipts
MBIA	Municipal Bond Insurance Association
Q-SBLF	Qualified State Bond Loan Fund
PSF-GTD	Permanent School Fund Guaranteed

Futures contracts
SMA Relationship Trust — Series M had the following open futures contracts as of September 30, 2007:

				Unrealized
	Expiration			appreciation/
	date	Proceeds	Value	(depreciation)

US treasury futures sell contracts:
US long bond, 70 contracts	December 2007	$7,824,495	$7,794,063	$30,432
10 Year US Treasury notes, 215 contracts	December 2007	23,439,451	23,495,469	(56,018)

				$(25,586)

The segregated aggregate market value of investments delivered to cover margin requirements for the open futures contracts at September 30, 2007, was $2,267,770.

SMA Relationship Trust (unaudited)

1) Valuation of investments
The Funds calculate their net asset value based on the current market value, where available, for their portfolio securities. The Funds normally obtain market values for their securities from independent pricing sources. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of portfolio securities. If a market value is not available from an independent pricing source for a particular security, including the occurrence of a “significant event” (e.g., natural disaster or governmental action), the Funds may use fair value methods to reflect those events, as determined in good faith by or under the direction of the Funds’ Board of Trustees (the “Board”). Series T’s portfolio securities primarily consist of four underlying funds: UBS Corporate Bond Relationship Fund, UBS U.S. Securitized Mortgage Relationship Fund, UBS Opportunistic High Yield Relationship Fund and UBS Opportunistic Emerging Markets Debt Relationship Fund (collectively, the “Underlying Funds”), and direct investments in certain non-dollar denominated debt securities. The value of the Underlying Funds will be their net asset value at the time each Underlying Fund’s shares are priced. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.

2) Transactions with affiliates
The Funds may invest in shares of certain affiliated investment companies also sponsored by the Advisor. The Funds pay no management fees to these affiliated investment companies. These investments represented 99.32% of Series T’s total net assets at September 30, 2007 and are summarized as follows:

Affiliated investment companies	Value 12/31/06	Purchases	Sales proceeds	Net realized gain(loss)	Change in net unrealized appreciation (depreciation)	Value 09/30/07

UBS Corporate Bond Relationship Fund	$158,787,018	$39,000,000	$13,000,000	$1,571,417	$ 3,122,743	$189,481,178

UBS Opportunistic Emerging Markets Debt Relationship Fund	7,915,369	—	—	—	690,895	8,606,264

UBS Opportunistic High Yield Relationship Fund	30,728,406	8,700,000	3,000,000	(92,085)	(136,036)	36,200,285

UBS U.S. Securitized Mortgage Relationship Fund	309,431,146	88,500,000	30,000,000	2,563,633	(4,071,313)	366,423,466

Series M did not have any investments in affiliated investment companies outstanding at September 30, 2007.

For more information regarding the Funds’ other significant accounting policies, please refer to the Funds’ semiannual report to shareholders dated June 30, 2007.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMA Relationship Trust

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	November 29, 2007

By:	/s/ Thomas Disbrow
Thomas Disbrow
Treasurer and Principal Accounting Officer

Date:	November 29, 2007